Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net as of December 31, 2021 and 2020 consists of the following:

	December 31,
	2021	2020
	(in thousands)
Laboratory equipment	$5,587	$4,580
Computer equipment	198	172
Computer software	125	125
Furniture and fixtures	467	384
Leasehold improvements	246	246
Construction in progress	738	—

	7,361	5,507
Less: Accumulated depreciation	(2,529)	(1,684)

Property and equipment, net	$4,832	$3,823

Schedule of Accrued Expenses and Other Current Liabilities Current
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 include the following:

	December 31,
	2021	2020
	(in thousands)
Payroll and employee-related costs	$3,688	$2,652
Research and development costs	5,533	2,695
Other	666	793

Total accrued expenses and other current liabilities	$9,887	$6,140